Operating Expenses	3 Months Ended
Mar. 31, 2022
Material Income And Expense [Abstract]
Operating Expenses

17. OPERATING EXPENSES

Sales and marketing expenses

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Wages, salaries, benefits and social security costs	3,725	1,540
External marketing expenses	1,018	355
Amortization of intangible assets	1,604	463
Share-based payments	130	146
Other	885	200
Total sales and marketing expenses	7,362	2,704

Technology expenses

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Wages, salaries, benefits and social security costs	1,022	608
Depreciation of property and equipment	—	4
Amortization of intangible assets	77	10
Share-based payments	5	—
Other	259	68
Total technology expenses	1,363	690

General and administrative expenses

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Wages, salaries, benefits and social security costs	2,182	895
Share-based payments	589	672
Depreciation of property and equipment	43	31
Amortization of right-of-use assets	102	74
Short term leases	124	87
Legal and consultancy fees	939	418
Acquisition related costs	359	—
Accounting and legal fees related to offering	—	506
Other	490	89
Total general and administrative expenses	4,828	2,772